Assets and Liabilities of Businesses Held For Sale and Discontinued Operations (WMC) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Information For Discontinued Operations
Revenues from discontinued operations	$ 2,701	$ 4,101	$ 3,845
Earnings (loss) from discontinued operations, net of taxes	891	(395)	(175)
WMC Discontinued Operations [Member]
Financial Information For Discontinued Operations
Adjustment For Pending Claims For Unmet Representations And Warranties	9
Lawsuit Relating To Representations And Warranties Amount Of Mortgages	12,919
Number Of Securitizations Related To Lawsuits Involving repurchase Claims On Loans In Which Adverse Parties Are Securitization Trustees	14
Revenues from discontinued operations	(291)	(346)	(500)
Earnings (loss) from discontinued operations, net of taxes	(199)	(232)	(337)
Number Of Lawsuits Involving Repurchase Claims On Loans	15
WMC Discontinued Operations [Member] | Minimum [Member]
Financial Information For Discontinued Operations
Increase To Reserve For Claims For Unmet Representations And Warranties For Adverse Effect In Assumptions	0
WMC Discontinued Operations [Member] | Maximum [Member]
Financial Information For Discontinued Operations
Increase To Reserve For Claims For Unmet Representations And Warranties For Adverse Effect In Assumptions	$ 500